UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

January 31, 2011	(Unaudited)

		Value
	Shares	(000)

Common Stock (92.8%)

Automotive (11.4%)
Drew Industries	350,000	$8,267
Federal-Mogul*	463,000	10,908
Spartan Motors	825,000	5,148

		24,323

Basic Industry (5.7%)
Harsco	185,000	5,970
Mueller Industries	190,000	6,213

		12,183

Energy (17.3%)
Approach Resources*	440,000	11,735
CE Franklin Ltd.*	817,700	6,378
Hercules Offshore*	50,000	166
Petroplus Holdings*(1)	136,500	2,237
Range Resources	190,000	9,475
Weatherford International Ltd.*	300,000	7,116

		37,107

Financial Services (4.3%)
American Safety Insurance Holdings Ltd.*	250,000	5,015
Old Republic International	335,000	4,097

		9,112

Food (2.4%)
Agrium	58,000	5,126

Industrial/Manufacturing (13.6%)
Actuant, Cl A	67,400	1,869
Allegheny Technologies	90,000	5,867
AZZ	160,000	6,414
Huntsman	480,000	8,357
Mettler-Toledo International*	24,000	3,581
Neenah Paper	157,000	3,024

		29,112

Miscellaneous Consumer (11.7%)
Blyth	21,250	715
Dorel Industries, Cl B	128,000	4,201
Ethan Allen Interiors	63,900	1,431
Jarden	300,000	10,170
Prestige Brands Holdings*	775,000	8,556

		25,073

Schedule of Investments	FMC Strategic Value Fund

January 31, 2011	(Unaudited)

	Shares/Face
	Amount (000)	Value (000)

Printing & Publishing (4.9%)
Cenveo*	900,000	$4,842
RR Donnelley & Sons	325,000	5,759

		10,601

Real Estate Investment Trust (2.5%)
Mack-Cali Realty	150,000	5,253

Services (7.1%)
American Reprographics*	525,500	4,241
Moody’s	86,300	2,534
United Stationers*	135,000	8,408

		15,183

Technology (6.3%)
Polycom*	220,000	9,647
Tekelec*	333,000	3,821

		13,468

Telecommunications (2.1%)
Frontier Communications	500,000	4,585

Transportation Equipment (3.5%)
Commercial Vehicle Group*	470,000	7,586

Total Common Stock (Cost $156,862)		198,712

Corporate Obligations (0.8%)
Cenveo
7.875%, 12/01/13	$1,350	1,289
Mueller Industries
6.000%, 11/01/14	425	422

Total Corporate Obligations (Cost $1,731)		1,711

Short-Term Investment (6.8%)
Dreyfus Treasury Prime Cash Management Fund,0.001%(2) (Cost $14,627)	14,627,057	14,627

Total Investments (100.4%) (Cost $173,220)†		$215,050

Percentages are based on Net Assets of $214,234 (000).

*	Non-income producing security.

(1)	Security is traded on a foreign stock exchange.

(2)	The rate shown is the 7-day effective yield as of January 31, 2011.
Cl — Class
Ltd. — Limited

†	At January 31, 2011, the tax basis cost of the Fund’s investments (in thousands) was $173,220 and the unrealized appreciation and depreciation were $63,268 and $(21,438), respectively.

Schedule of Investments	FMC Strategic Value Fund

January 31, 2011	(Unaudited)
The following is a summary of the investment classifications used as of January 31, 2011 in valuing the Fund’s investments carried at value (000):

Investments in securities	Level 1	Level 2	Level 3	Total

Common Stock	$198,712	$—	$—	$198,712
Corporate Obligations	—	1,711	—	1,711
Short-Term Investment	14,627	—	—	14,627

Total	$213,339	$1,711	$—	$215,050

For the period ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
FMC-QH-001-1500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011